Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Net loss for the period	$ (1,700)	$ (2,922)
Adjustments for non-cash items:
Depletion and amortization	2,376	1,902
Income tax recovery	(67)	(31)
Share-based payment expenses	188	765
Interest and accretion expense	1,071	739
Unrealized loss on currency hedges		21
Fair value loss on marketable securities and purchase warrants	60	543
Taxes paid	(17)	(98)
Operating cash flows before changes in working capital	1,911	919
Changes in non-cash working capital
Trade receivables	(165)	528
VAT recoverable	459	592
Inventories	222	(597)
Other assets	282	(170)
Trade and other payables	(1,859)	(1,890)
VAT payable	(358)	(207)
Net cash generated by (used in) operating activities	492	(825)
Investing activities
Proceeds from sale of marketable securities	228
Purchase of property, plant and equipment	(910)	(884)
Purchase of mineral rights		(75)
Payments received under earn-in agreement	100	75
Net cash used in investing activities	(582)	(884)
Financing activities
Proceeds from options and warrants exercised		18
Lease payments	(77)	(123)
Interest paid	(25)	(15)
Net cash used in financing activities	(102)	(120)
Effect of exchange rate changes on cash and cash equivalents	(529)	(50)
Change in cash and cash equivalents	(721)	(1,879)
Cash and cash equivalents - beginning of the period	4,071	8,380
Cash and cash equivalents - end of the period	$ 3,350	$ 6,501